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                                             John E. Connolly, Jr.
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company
                                             501 Boylston Street
                                             Boston, MA 02116

May 4, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   MetLife Investors USA Insurance Company
      MetLife Investors USA Separate Account A
      File No. 033-07094
      Rule 497(j) Certification

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and the Statement of Additional Information, both dated May 1, 2009, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 45 for the Account filed electronically with the Commission on April 23, 2009.

If you have any questions, please call the undersigned at (617) 578-3031.

Sincerely,

/s/ John E. Connolly, Jr.
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John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company